Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments [Abstract]
Financial Instruments
22.
FINANCIAL INSTRUMENTS
a.
The Company believes that the carrying amounts of financial assets and financial liabilities not measured at fair value approximate to their fair values.
b.
Fair value of financial instruments measured at fair value on a recurring basis
1)
Fair value- hierarchy

December 31, 2021

	Level 1	Level 2	Level 3	Total
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$—	$—	$223,352	$223,352

December 31, 2022

	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss
Money Market Fund	$30,445,339	$—	$—	$30,445,339
Financial liabilities at fair value through profit or loss
Derivative financial liabilities – K2 warrants	$—	$—	$90,213	$90,213

There were no transfers among Levels 1, 2 and 3 in the current and prior year.

The ending value of Money Market Fund $30,445,339 comprised of the original investment cost of $30,092,194 and the fair value gains resulting from interest income of $353,145.

2)
Valuation techniques and inputs applied for Level 3 fair value measurement
a)
As of December 31, 2022, the fair value of the Level 3 instrument was the derivative financial liabilities – K2HV warrants. The fair values of warrants are determined using option pricing models where the significant unobservable input is historical volatility. An increase in the historical volatility used in isolation would result in an increase in the fair value. The historical volatility used for valuation was 160.3% and 132.9%, during the year of 2021 and 2022, respectively.
c.
Categories of financial instruments

	December 31,	December 31,	December 31,
	2020	2021	2022
Financial assets
Financial assets at fair value through profit or loss
Derivative financial assets	$137,926	$—	$—
Money Market Fund	$—	$—	$30,445,339
Financial assets at amortized cost (1)	$14,427,678	$91,047,060	$27,490,152
Financial liabilities
Financial liabilities at fair value through profit or loss
Derivative financial liabilities	$267,000	$223,352	$90,213
Financial liabilities at amortized cost (2)	$24,228,678	$36,090,421	$41,922,924

(1)
The balances include financial assets at amortized cost, which comprise of cash and cash equivalents excluding money market funds and refundable deposits.
(2)
The balances include financial liabilities at amortized cost, which comprise of trade payables, other payables, other current liabilities and long-term borrowings.
d.
Financial risk management objectives and policies

The Company’s financial risk management objective is to monitor and manage the financial risks relating to the operations of the Company. These risks include market risk (including foreign currency risk and interest rate risk), credit risk and liquidity risk. In order to minimize the effect of financial risks, the Company devoted time and resources to identify and evaluate the uncertainty of the market to mitigate risk exposures.

1)
Market risk

The Company’s activities exposed it primarily to the financial risks of changes in foreign currency exchange rates (see (a) below) and interest rates (see (b) below).

a)
Foreign currency risk

The Company had foreign currency transactions, which exposed the Company to foreign currency risk.

The Company’s significant financial assets and liabilities denominated in foreign currencies were as follows:

	December 31, 2021
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$837,336	0.7411	$620,563
AUD	A	$2,418,022	0.7263	$1,756,130

Financial liabilities
Monetary items
SGD	S	$15,649,526	0.7411	$11,598,118

		December 31, 2022
	Foreign Currencies		Exchange Rate	Carrying Amount
Financial assets
Monetary items
SGD	S	$2,312,357	0.7461	$1,725,279
AUD	A	$2,616,802	0.6820	$1,784,606

Financial liabilities
Monetary items
SGD	S	$16,298,191	0.7461	$12,160,288

Sensitivity analysis

The Company is mainly exposed to the Singapore Dollar.

The following table details the Company’s sensitivity to a 5% decrease in the U.S. dollar against the relevant foreign currency. The rate of 5% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items. A negative number below indicates an increase in pre-tax loss where the U.S. dollar weakens 5% against the relevant currency. For a 5% strengthening of the U.S. dollar against the relevant currency, there would be an equal and opposite impact on pre-tax loss.

	For the year ended December 31
	2020	2021	2022
Profit or loss*
SGD	$(577,417)	$(548,878)	$(521,750)
AUD	$17,051	$87,807	$89,230

* This is mainly attributable to the exposure to outstanding deposits in banks (not including money market funds as that is in US dollars) and loans in foreign currency at the end of the reporting period.

b)
Interest rate risk

The Company is exposed to interest rate risk because entities in the Company borrowed funds at fixed baseline interest plus floating interest rates.

The sensitivity analysis below is determined based on the Company’s exposure to interest rates for investment in money market fund and fixed rate borrowings at the end of the reporting period, and is prepared assuming that the amounts of liabilities outstanding at the end of the reporting period are outstanding for the whole year. A 100-basis point increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.

If interest rates had been 100 basis points higher and all other variables were held constant, the Company’s pre-tax loss for the years ended December 31, 2020, 2021 and 2022, would have increased by $194,378, $308,573 and $69,596, respectively.

2)
Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Company. The Company adopted a policy of only dealing with creditworthy counterparties and financial institutions, where appropriate, as a means of mitigating the risk of financial loss from defaults.

3)
Liquidity risk

The Company manages liquidity risk by monitoring and maintaining a level of cash and cash equivalents that are deemed adequate to finance the Company’s operations and mitigate the effects of fluctuations in cash flows. In addition, management monitors the utilization of long-term borrowings and ensures compliance with repayment conditions.

As the Company is in the research and development phase, the Company will be seeking future funding based on the requirements of its business operations. The Company is able to exercise discretion and flexibility to deploy its capital resources in the process of the research and development activities according to the schedule of fund raising. The Company intends to explore various means of fundraising to meet its funding requirements to carry out the business operations, such as the issuance of ADS representing its ordinary shares. The Company may also use other means of financing such as out licensing to generate revenue and cash. Management believes that it currently has plans and opportunities in place which will allow to fund and meet its operating expenses and capital expenditure requirements and meet its obligations for at least the next twelve months from December 31, 2022. However, the future viability of the Company depends on its ability to raise additional capital to finance its operations.

On February 24, 2023, the Company entered into a Unit Purchase Agreement (the “Purchase Agreement”) with fund entities affiliated with BVF Partners L.P. (collectively, “BVF”) private placement. The Private Placement was on February 27, 2023 (the “Closing”), subject to customary closing conditions. The Private Placement is expected to result in gross proceeds to the Company of approximately $20.0 million, and an additional $80.0 million in gross proceeds to the Company if all Tranche Warrants are fully-exercised. Please refer to Note 25(b).